FAIR VALUE MEASUREMENTS - Financial assets and liabilities that have been measured at fair value (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Liabilities:
Notes Receivable, Fair Value Disclosure	$ 6,213
Significant Unobservable Inputs (Level 3)
Liabilities:
Notes Receivable, Fair Value Disclosure	$ 6,213